RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	347,794,769	331,806,505
Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	62,464,295	59,203,734
Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	45,728,776	53,059,805
Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,107,077	32,519,708
Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	209,494,621	187,023,258
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,160,846	11,996,398
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	258,433,837	224,581,946
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,966,356	21,608,992
Commercial loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,034,830	21,862,835
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	122,087,258	127,172,388
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,379,468	11,576,205
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	26,383,248	29,236,241
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,939,046	16,865,877
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	70,385,496	69,494,065
Interbank and overnight funds | Financial assets at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,693,964	2,678,409
Interbank and overnight funds | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,506,807	2,449,450
Interbank and overnight funds | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	187,157	228,959
Loans to consumers | Financial assets at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	84,999,756	89,250,039
Loans to consumers | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,429,129	8,662,984
Loans to consumers | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,888,567	17,571,059
Loans to consumers | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,258,707	10,005,080
Loans to consumers | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	58,423,353	53,010,916
Mortgages | Financial assets at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	40,713,902	35,798,057
Mortgages | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	374,972	447,147
Mortgages | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,076,649	984,046
Mortgages | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,208,561	1,147,043
Mortgages | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	38,053,720	33,219,821
Microcredit | Financial assets at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	497,946	541,084
Microcredit | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	46,056	55,112
Microcredit | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	105,314	122,167
Microcredit | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	107,837	123,624
Microcredit | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	238,739	240,181
Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,038,856	9,113,668
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,038,856	9,113,668
Investment securities at fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,488,831	22,947,186
Trade receivables / other accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,996,337	11,702,301
Trade receivables / other accounts receivable | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,347,013	11,973,531
Trade receivables / other accounts receivable | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,727,684	2,342,007
Trade receivables / other accounts receivable | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,139
Trade receivables / other accounts receivable | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	104
Trade receivables / other accounts receivable | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,608,086	9,631,524
Other financial assets | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	508,477	1,163,339
Other financial assets | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	309,348	1,163,339
Other financial assets | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5
Other financial assets | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	199,124
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,025,535	30,117,236
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,025,535	30,117,236
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,026,753	28,683,338
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,026,753	28,683,338
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,775,176	3,095,599
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	915,856	833,179
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,409,027	858,257
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,043,473	1,404,163
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	406,820
Debt securities | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,885,091	4,889,513
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,265,889	937,550
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	260,383	1,491,328
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	344,326	984,902
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,014,493	1,475,733
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,966,356	21,608,992
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32,944,876	25,477,301
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	736,508	1,269,356
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,055,021	2,334,438
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,101,278	1,951,863
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	26,052,069	19,921,644
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,290,144	1,084,032
Derivatives | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,133,924	917,434
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,133,924	917,434
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,158,337	916,663
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	628,282	620,242
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	347,114	229,909
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	103,115	37,138
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	79,826	29,374
Derivatives | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	156,220	166,598
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	156,220	166,598
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	156,220	167,244
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	117,543	163,825
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,152	3,401
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	630	$ 18
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 32,895